Organization - Schedule of Assets, Liabilities, and Cash Flows of VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Current assets	¥ 25,524,988		¥ 24,424,931		$ 3,595,120
Non-current assets	5,310,743		5,290,888		748,003
Total assets	30,835,731		29,715,819		4,343,123
Accrued expenses and other payables	2,932,227		2,537,281		412,997
Advance from customers	105,379		96,047		14,842
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB354,930 and RMB425,416 (US$59,918) as of December 31, 2022 and 2023, respectively)	5,075,351		4,058,676		714,849
Other liabilities	89,187		50,591		12,562
Deferred tax liabilities	497,955		517,926		70,135
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB48,461 and 5RMB43,966 (US$6,192) as of December 31, 2022 and 2023, respectively)	587,142		568,517		82,697
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB403,391 and RMB469,382 (US$66,110) as of December 31, 2022 and 2023, respectively)	5,662,493		4,627,193		797,546
Net revenues	7,184,135	$ 1,011,864	6,940,828	¥ 7,237,004
Net loss	1,935,310	272,583	1,855,174	2,248,785
VIEs [Member]
Variable Interest Entity [Line Items]
Current assets	709,905		745,057		99,988
Non-current assets	1,789,401		1,837,711		252,032
Total assets	2,499,306		2,582,768		352,020
Accrued expenses and other payables	320,100		253,681		45,085
Advance from customers	68,543		65,150		9,654
Deferred revenue	36,773		36,099		5,179
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB354,930 and RMB425,416 (US$59,918) as of December 31, 2022 and 2023, respectively)	814,982		923,964		114,788
Other liabilities	13,729		6,542		1,933
Deferred tax liabilities	30,238		41,919		4,259
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB48,461 and 5RMB43,966 (US$6,192) as of December 31, 2022 and 2023, respectively)	43,967		48,461		6,192
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB403,391 and RMB469,382 (US$66,110) as of December 31, 2022 and 2023, respectively)	858,949		972,425		120,980
Net Assets, Total	1,640,357		1,610,343		231,040
Net loss	(112,791)	(15,886)	(85,283)	(89,397)
Net cash generated from operating activities	24,582	3,462	19,289	411,966
Net cash used in investing activities	(1,092,190)	(153,832)	(812,606)	(386,343)
Net cash generated from financing activities	1,115,463	157,110	666,853	163,424
VIEs [Member] | Inter Company Revenues [Member]
Variable Interest Entity [Line Items]
Net revenues	179,587	25,294	160,272	131,524
VIEs [Member] | Third Party Revenues [Member]
Variable Interest Entity [Line Items]
Net revenues	968,869	$ 136,462	882,276	¥ 948,520
Affiliated Entity [Member] | VIEs [Member]
Variable Interest Entity [Line Items]
Inter-company payables	¥ 389,566		¥ 569,034		$ 54,870